Business and Credit Concentrations (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Concentration Risk [Line Items]
Advances on Inventory Purchases	¥ 3,898	$ 599	¥ 6,043
Cash	9,809	1,508
Sinopec Yizheng Chemical Fibre Company Limited [Member]
Concentration Risk [Line Items]
Advances on Inventory Purchases	¥ 952	$ 146	¥ 2,692	$ 414